SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Useful life property, plant and equipment
Buildings	39 years
Machinery and Equipment	7 - 10 years
Vehicles	10 years
Furniture and Fixtures	3 - 10 years

Buildings	39 years
Machinery and Equipment	7–10 years
Vehicles	10 years
Furniture and Fixtures	3–10 years

Schedule of Derivative liability
	2021 ($)	2020 ($)
Derivative liability balance at beginning of period	176,000	157,000
Reclass to equity upon conversion or redemption	(205,000)	(8,000)
Change in fair value	29,000	27,000
Balance at end of period	-	176,000

Schedule of Warrant liability
	2021 ($)	2020 ($)
Warrant liability balance at beginning of period	90,000	93,000
Reclass to equity upon cancellation or exercise	(90,000)	-
Change in fair value	-	(3,000)
Balance at end of period	-	90,000